INCOME TAXES (Schedule of Israel and International components of income profit before taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Income Before Income Tax Domestic and Foreign [Line Items]
Net income before taxes	$ 13,026	$ 11,952	$ 25,618
Israel [Member]
Schedule of Income Before Income Tax Domestic and Foreign [Line Items]
Net income before taxes	11,788	11,425	25,257
International [Member]
Schedule of Income Before Income Tax Domestic and Foreign [Line Items]
Net income before taxes	$ 1,238	$ 527	$ 361